Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Concentration Risks

During the years ended March 31, 2026, 2025 and 2024, there were three, six and two customers generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the years ended March 31,
	2026	2025	2024

Customer A	37.2%	14.6%	5.0%
Customer B	24.7%	0%	0%
Customer C	22.0%	15.0%	62.2%
Customer D	6.4%	10.4%	6.2%
Customer E	0.2%	13.4%	3.3%
Customer F	0%	13.7%	13.3%
Customer G	0%	18.2%	0%

As of March 31, 2026 and 2025, accounts receivable due from these customers, and there were two and three accounts receivable which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:

	As of March 31,
	2026	2025

Customer F	52.7%	44.1%
Customer H	25.9%	1.6%
Customer D	0%	19.0%
Customer G	0%	14.4%

During the years ended March 31, 2026, 2025 and 2024, there were one, zero and zero supplier accounted for over 10% of the cost of revenue for that year, respectively. The details are as follows:

	For the years ended March 31,
	2026	2025	2024
Supplier A	12.7%	0%	0%

As of March 31, 2026 and 2025, there were one and zero supplier which accounted for over 10% of the total consolidated accounts payable, respectively. The details are as follows:

	As of March 31,
	2026	2025
Supplier B	26.5%	0%

Schedule of Interest Rate Risk

The following table details the interest rate risk profile of the Company’s borrowings as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	USD	USD
Fixed rate borrowings:
Finance lease liabilities, current	48,345	66,150
Finance lease liabilities, non-current	-	48,345
Bank and other borrowings, current	79,243	1,053,317
Bank and other borrowings, non-current	170,708	-

Floating rate borrowings:
Bank and other borrowings, current	2,336,520	3,708,117
Bank and other borrowings, non-current	4,490,352	2,865,484

Schedule of Estimated Useful Lives

Property and Equipment is stated at cost, net of accumulated depreciation and impairment charge. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Equipment	3.33 years
Motor vehicle	3.33 years
Property	23.33 years